Award Timing Disclosure	12 Months Ended
May 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have not granted stock options since 2022, and we do not make any grants of stock appreciation rights or similar option-like instruments. Although we do not have a formal policy with respect to the timing of our equity award grants, in the recent past, the majority of our equity awards have been granted on an annual basis in the first quarter of the fiscal year. New hire and ad hoc grants may be granted throughout the year. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, in the recent past, the majority of our equity awards have been granted on an annual basis in the first quarter of the fiscal year. New hire and ad hoc grants may be granted throughout the year.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false